Acquisition of Bao Li Gaming Promotion Limited (Tables) (Bao Li Gaming [Member])	12 Months Ended
Dec. 31, 2013
Bao Li Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip Turnover Target
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000	*
2014	$2,500,000,000	$13,000,000	625,000	*
2015	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Schedule of Purchase Price Allocation [Table Text Block]
As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of September 12, 2012	$32,861,094
Change in Fair Value of Contingent Consideration	(554,403)
Foreign Currency Translation Adjustment	(11,710)
Contingent Consideration as of December 31, 2012	$32,294,981
Payment	(13,000,000)
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	13,744,041
Foreign Currency Translation Adjustment	(11,972)
Contingent Consideration Payable as of December 31, 2013	$33,027,050

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]
The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2014	$16,837,500
2015	16,189,550
$33,027,050

Schedule Of Business Acquisition By Acquisition Income Loss [Table Text Block]
The following is a summary of revenues, expenses and net income of Bao Li since the effective acquisition date (September 1, 2012) included in the consolidated results of operations for the Company during the year ended December 31, 2012:

Revenues	$10,267,456
Expenses	6,343,591
Net Income Attributable To Bao Li	$3,923,865

Condensed Income Statement [Table Text Block]
The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Bao Li occurred on January 1 of each of the years presented.

	Pro Forma Consolidated For the Year Ended December 31, 2012	Pro Forma Consolidated For the Year Ended December 31, 2011
Revenue	$245,660,873	$268,394,076
Expenses	176,972,496	190,787,979
Pro Forma Net Income Attributable To Ordinary Shareholders	$68,688,377	$77,606,097
Pro Forma Net Income Per Share
Basic	$1.50	$1.92
Diluted	$1.50	$1.86
Weighted average shares outstanding
Basic	45,752,743	40,398,512
Diluted	45,752,922	41,825,173